Investment Securities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Investment Securities
13	Investment Securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2024	2023
Debt investment securities measured at FVOCI	$118,226	$82,150
Debt investment securities measured at amortized cost	29,412	31,984
Equity investment securities designated at FVOCI	3,162	2,164
Equity investment securities measured at FVTPL	2,004	1,888
Debt investment securities measured at FVTPL	28	51
Total investment securities	$152,832	$118,237

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2024				2023
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,473	$219	$152	$21,540	$12,794	$6	$413	$12,387
Canadian provincial and municipal debt	17,500	234	209	17,525	7,680	2	536	7,146
U.S. treasury and other U.S. agency debt	47,156	214	994	46,376	30,741	32	2,075	28,698
Other foreign government debt	29,505	181	400	29,286	32,246	91	936	31,401
Other debt	3,514	22	37	3,499	2,597	2	81	2,518
Total	$119,148	$870	$1,792	$118,226	$86,058	$133	$4,041	$82,150

(b)	Debt investment securities measured at amortized cost

	2024		2023
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$8,722	$8,721	$9,927	$10,211
U.S. treasury and other U.S. agency debt	17,440	18,440	17,912	19,788
Other foreign government debt	2,044	2,041	1,860	1,871
Corporate debt	216	210	117	114
Total	$28,422	$29,412	$29,816	$31,984

(1)	Balances are net of allowances of $1 (2023 – $1).

(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,522	$713	$73	$3,162
Total	$2,522	$713	$73	$3,162

As at October 31, 2023 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$1,947	$390	$173	$2,164
Total	$1,947	$390	$173	$2,164
Dividend income on equity securities designated at FVOCI of $122 million for the year ended October 31, 2024 (2023 – $137 million) has been recognized in interest income.
During the year ended October 31, 2024, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $938 million (2023 – $1,738 million) for economic reasons and according to its investment strategy. These dispositions have resulted in a cumulative gain of $21 million (2023 – cumulative loss of $205 million) that remains in OCI.

(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2024 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$1,873	$4,054	$11,699	$3,072	$842	$–	$21,540
Yield (1) %	4.4	4.2	3.9	3.5	3.9	–	3.9
Canadian provincial and municipal debt	213	1,882	8,190	6,811	429	–	17,525
Yield (1) %	1.8	3.3	3.7	3.9	3.8	–	3.7
U.S. treasury and other U.S. agency debt	2,308	2,209	30,098	5,387	6,374	–	46,376
Yield (1) %	2.3	3.5	3.6	4.1	4.4	–	3.7
Other foreign government debt	6,203	6,069	12,969	3,715	330	–	29,286
Yield (1) %	2.6	3.6	5.4	5.0	4.4	–	4.4
Other debt	1	452	2,768	268	10	–	3,499
Yield (1) %	10.7	6.1	3.7	4.5	5.9	–	4.1
	10,598	14,666	65,724	19,253	7,985	–	118,226
Equity instruments
Preferred equity instruments	–	–	–	–	–	–	–
Common shares	–	–	–	–	–	3,162	3,162
						3,162	3,162
Total FVOCI	10,598	14,666	65,724	19,253	7,985	3,162	121,388
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	610	2,099	5,740	272	–	–	8,721
Yield (1) %	4.6	2.1	4.0	4.7	–	–	3.6
U.S. treasury and other U.S. agency debt	1	48	116	13	18,262	–	18,440
Yield (1) %	4.8	4.5	4.2	4.0	4.6	–	4.6
Other foreign government debt	324	689	858	139	31	–	2,041
Yield (1) %	3.6	8.6	3.2	4.0	4.3	–	5.2
Corporate debt	–	–	81	–	129	–	210
Yield (1) %	–	–	6.4	–	5.5	–	5.8
	935	2,836	6,795	424	18,422	–	29,412
Fair value through profit or loss
Equity instruments	–	–	–	–	–	2,004	2,004
Debt instruments	2	–	26	–	–	–	28
Total investment securities	$11,535	$17,502	$72,545	$19,677	$26,407	$5,166	$152,832
Total by currency (in Canadian equivalent):
Canadian dollar	$2,725	$6,799	$23,034	$8,491	$1,409	$1,464	$43,922
U.S. dollar	2,696	3,894	40,362	8,471	24,636	3,333	83,392
Mexican peso	948	1,215	3,139	332	–	44	5,678
Other currencies	5,166	5,594	6,010	2,383	362	325	19,840
Total investment securities	$11,535	$17,502	$72,545	$19,677	$26,407	$5,166	$152,832

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2023 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$914	$4,964	$4,441	$1,265	$804	$–	$12,388
Yield (1) %	4.0	4.5	3.5	3.1	4.3	–	3.9
Canadian provincial and municipal debt	128	185	3,732	3,053	48	–	7,146
Yield (1) %	3.3	1.6	2.8	3.3	4.6	–	3.0
U.S. treasury and other U.S. agency debt	714	2,848	18,782	2,723	3,631	–	28,698
Yield (1) %	4.8	2.3	2.8	4.0	3.0	–	2.9
Other foreign government debt	7,126	8,629	11,241	4,073	331	–	31,400
Yield (1) %	2.0	3.6	4.5	5.4	3.8	–	3.8
Other debt	96	193	2,160	63	6	–	2,518
Yield (1) %	2.2	11.5	5.4	4.5	5.9	–	5.7
	8,978	16,819	40,356	11,177	4,820	–	82,150
Equity instruments
Preferred equity instruments	–	–	–	–	–	–	–
Common shares	–	–	–	–	–	2,164	2,164
						2,164	2,164
Total FVOCI	8,978	16,819	40,356	11,177	4,820	2,164	84,314
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	700	2,147	6,959	405	–	–	10,211
Yield (1) %	3.4	3.2	3.4	4.7	–	–	3.4
U.S. treasury and other U.S. agency debt	–	14	163	4	19,607	–	19,788
Yield (1) %	–	5.5	5.0	4.5	4.5	–	4.5
Other foreign government debt	151	481	1,030	185	24	–	1,871
Yield (1) %	6.0	9.2	5.6	2.6	1.5	–	6.2
Corporate debt	–	1	2	28	83	–	114
Yield (1) %	–	5.6	3.9	3.2	5.6	–	5.0
	851	2,643	8,154	622	19,714	–	31,984
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,888	1,888
Debt instruments	–	–	51	–	–	–	51
Total investment securities	$9,829	$19,462	$48,561	$11,799	$24,534	$4,052	$118,237
Total by currency (in Canadian equivalent):
Canadian dollar	$1,724	$7,154	$13,739	$3,744	$941	$1,648	$28,950
U.S. dollar	1,028	3,853	26,261	4,944	23,245	1,965	61,296
Mexican peso	737	1,447	2,468	540	–	149	5,341
Other currencies	6,340	7,008	6,093	2,571	348	290	22,650
Total investment securities	$9,829	$19,462	$48,561	$11,799	$24,534	$4,052	$118,237

(1)	Represents the weighted-average yield of fixed income securities.

(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2024	2023
Debt investment securities measured at amortized cost	$1	$–
Debt investment securities measured at FVOCI	47	129
Net gain on sale of investment securities	$48	$129